Deferred Compensation - Additional Information (Detail) (USD $)	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2010	Aug. 06, 2010	Aug. 22, 2007	Dec. 31, 2011 Employment Agreements	Oct. 01, 2011 Employment Agreements	Dec. 31, 2010 Employment Agreements
Investments And Employee Deferred Compensation Plan [Line Items]
Membership units/ shares in lieu of cash wages, issued					$ 99,094
Common stock exchanged for membership units, shares	34,502,121	15,800,000	16,502,121	792,752	13,930,289				1,553,776	0
Common stock, per share	$ 0.001		$ 0.001	$ 0.125	$ 0.001	$ 0.006	$ 0.001	$ 0.125	$ 0.125
Common stock, shares issued in lieu of cash wages								2,346,528
Deferred wages	191,167		140,833		42,917
Compensation eligible for membership units					$ 99,094